SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives

Years
Office furniture and fixtures	4
Plant and equipment	4-8
Leasehold Improvements	10
Motor vehicles	3

Schedule of antidilutive shares

	September 30,
	2023	2022
Convertible notes	302,912,039	87,775,272
Series D preferred stock	176,470	176,470
	303,088,509	87,951,742